Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pre-Reverse Split and Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earnings per share diluted			$ 0.33	$ 0.05	$ 0.12
Weighted average number of shares diluted			8,389,750	41,948,748	41,948,748
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Earnings per share diluted			$ (0.11)	$ 0.10	$ 0.29
Weighted average number of shares diluted	4,194,875	(29,364,123)	4,194,875	(29,364,123)	(29,364,123)
Post-Reverse Split and Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earnings per share diluted			$ 0.22	$ 0.15	$ 0.41
Weighted average number of shares diluted			12,584,625	12,584,625	12,584,625